Annual Total Returns [BarChart] - iShares Core 1-5 Year USD Bond ETF - iShares Core 1-5 Year USD Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2013	0.12%
Annual Return 2014	1.06%
Annual Return 2015	0.84%
Annual Return 2016	2.65%
Annual Return 2017	1.83%
Annual Return 2018	1.18%
Annual Return 2019	5.53%
Annual Return 2020	4.76%